UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Regal Total Return Fund

(Class A Shares: RTRTX)

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2018

Regal Total Return Fund

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information	16
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Regal Total Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.regaltrx.com

Regal Total Return Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 62.6%
	Communications – 4.6%
8,082	China Telecom Corp. Ltd. - ADR	$399,413
13,052	Criteo S.A. - ADR*	299,413
6,544	Ctrip.com International Ltd. - ADR*	243,241
22,604	KT Corp. - ADR	335,669
12,566	TIM Participacoes S.A. - ADR	182,081
2,867	Walt Disney Co.	335,267
		1,795,084
	Consumer Discretionary – 12.1%
5,833	Adient PLC	229,295
1,748	Alibaba Group Holding Ltd. - ADR*	288,001
8,172	American Airlines Group, Inc.	337,749
540	AutoZone, Inc.*	418,878
28,018	Bed Bath & Beyond, Inc.	420,270
6,147	Carnival Corp.	391,994
17,178	Ennis, Inc.	351,290
20,133	Fiat Chrysler Automobiles N.V.*	352,529
1,829	Lear Corp.	265,205
9,552	Macy's, Inc.	331,741
11,136	Mattel, Inc.	174,835
1,065	MercadoLibre, Inc.	362,601
5,521	NIKE, Inc. - Class B	467,739
5,311	Starbucks Corp.	301,877
		4,694,004
	Consumer Staples – 3.7%
1,765	Bunge Ltd.	121,273
2,768	JM Smucker Co.	284,025
4,282	Sanderson Farms, Inc.	442,630
6,757	Target Corp.	596,035
		1,443,963
	Energy – 2.1%
18,248	Cosan Ltd. - Class A	122,809
18,890	Ecopetrol S.A. - ADR	508,707
4,492	Eni S.p.A. - ADR	169,169
		800,685
	Financials – 4.4%
2,505	Affiliated Managers Group, Inc.	342,483
5,927	Bank of New York Mellon Corp.	302,218
14,895	Cardtronics PLC - Class A*	471,278
4,653	Essent Group Ltd.*	205,895
8,510	HFF, Inc. - Class A	361,505
		1,683,379

Regal Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care – 15.3%
1,514	Allergan PLC	$288,387
4,247	CVS Health Corp.	334,324
7,961	Express Scripts Holding Co.*	756,375
1,944	Humana, Inc.	658,083
813	IDEXX Laboratories, Inc.*	202,973
25,250	Innoviva, Inc.*	384,810
5,058	Intercept Pharmaceuticals, Inc.*	639,129
3,743	McKesson Corp.	496,509
4,715	Medtronic PLC	463,814
3,152	Quest Diagnostics, Inc.	340,132
2,190	Shire PLC - ADR	396,981
5,668	United Therapeutics Corp.*	724,824
2,314	Zoetis, Inc.	211,870
		5,898,211
	Industrials – 4.1%
3,893	Alamo Group, Inc.	356,638
1,261	Deere & Co.	189,566
4,890	Siemens A.G. - ADR	312,275
5,207	Stericycle, Inc.*	305,547
3,045	United Technologies Corp.	425,721
		1,589,747
	Materials – 7.5%
34,355	Cameco Corp.	391,647
23,200	Freeport-McMoRan, Inc.	322,944
60,480	Hudbay Minerals, Inc.	305,424
12,686	Louisiana-Pacific Corp.	336,052
1,681	LyondellBasell Industries N.V. - Class A	172,319
9,181	Norbord, Inc.	304,534
5,970	Nucor Corp.	378,797
4,852	POSCO - ADR	320,232
7,855	U.S. Concrete, Inc.*	360,152
		2,892,101
	Technology – 8.8%
22,250	AVX Corp.	401,612
2,201	Coherent, Inc.*	378,990
3,305	IHS Markit Ltd.*	178,338
8,373	InterDigital, Inc.	669,840
16,698	LG Display Co., Ltd. - ADR	144,772
11,385	Micron Technology, Inc.*	514,944
3,615	MKS Instruments, Inc.	289,742
2,964	Oracle Corp.	152,824
6,442	QUALCOMM, Inc.	464,017

Regal Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Technology (Continued)
3,502	Sony Corp. - ADR	$212,396
		3,407,475

	Total Common Stocks (Cost $23,118,523)	24,204,649
	Exchange-Traded Funds – 21.2%
52,996	Invesco DB U.S. Dollar Index Bullish Fund*	1,338,679
5,938	iShares 3-7 Year Treasury Bond ETF	707,038
55,667	iShares Floating Rate Bond ETF	2,840,130
19,545	iShares iBoxx $High Yield Corporate Bond ETF	1,689,470
3,352	iShares JP Morgan USD Emerging Markets Bond ETF	361,379
12,367	iShares MBS ETF	1,277,882
	Total Exchange-Traded Funds (Cost $8,267,829)	8,214,578
	Short-Term Investments – 16.1%
6,216,372	Fidelity Institutional Government Portfolio Fund, 1.87%[1]	6,216,372
	Total Short-Term Investments (Cost $6,216,372)	6,216,372

	Total Investments – 99.9% (Cost $37,602,724)	38,635,599
	Other assets in Excess of liabilities – 0.1%	52,971
	Total Net Assets –100.0%	$38,688,570

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Regal Total Return Fund

SUMMARY OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	15.3%
Consumer Discretionary	12.1%
Technology	8.8%
Materials	7.5%
Communications	4.6%
Financials	4.4%
Industrials	4.1%
Consumer Staples	3.7%
Energy	2.1%
Total Common Stocks	62.6%
Exchange-Traded Funds	21.2%
Short-Term Investments	16.1%
Total Investments	99.9%
Other assets in Excess of liabilities	0.1%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

Regal Total Return Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $37,602,724)	$38,635,599
Receivables:
Fund shares sold	92,731
Dividends and interest	32,596
Prepaid expenses	16,811
Total assets	38,777,737

Liabilities:
Payables:
Fund shares redeemed	10,260
Advisory fees	16,354
Distribution fees (Note 8)	7,956
Shareholder servicing fees (Note 7)	8,522
Fund accounting fees	8,918
Auditing fees	7,615
Fund administration fees	7,555
Transfer agent fees and expenses	5,065
Trustees' deferred compensation (Note 3)	5,006
Custody fees	3,699
Legal fees	3,123
Trustees' fees and expenses	541
Chief Compliance Officer fees	206
Accrued other expenses	4,347
Total liabilities	89,167

Net Assets	$38,688,570

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with unlimited number of shares authorized)	$35,537,233
Total distributable earnings	3,151,337
Net Assets	$38,688,570

Maximum Offering Price per Share
Shares of beneficial interest issued and outstanding	3,387,901
Net asset value per share	$11.42
Maximum sales charge (5.75% of offering price)[1]	0.70
Maximum public offering price to public	$12.12

[1]	On sales of $100,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Regal Total Return Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $11,844)	$348,408
Interest	32,641
Total investment income	381,049

Expenses:
Advisory fees	168,697
Distribution fees (Note 8)	46,862
Fund administration fees	25,986
Fund accounting fees	24,405
Shareholder servicing fees (Note 7)	23,775
Transfer agent fees and expenses	14,072
Registration fees	12,553
Chief Compliance Officer fees	11,666
Legal fees	9,023
Shareholder reporting fees	8,078
Auditing fees	7,521
Custody fees	5,813
Trustees' fees and expenses	4,780
Miscellaneous	3,111
Insurance fees	1,543

Total expenses	367,885
Advisory fees waived	(74,582)
Fees paid indirectly (Note 3)	(2,768)
Net expenses	290,535
Net investment income	90,514

Realized and Unrealized Gain:
Net realized gain on investments	968,099
Net change in unrealized appreciation/depreciation on investments	(75,661)
Net realized and unrealized gain	892,438

Net Increase in Net Assets from Operations	$982,952

See accompanying Notes to Financial Statements.

Regal Total Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
Increase in Net Assets from:
Operations:
Net investment income	$90,514	$150,992
Net realized gain on investments	968,099	1,297,655
Net change in unrealized appreciation/depreciation on investments	(75,661)	315,206
Net increase in net assets resulting from operations	982,952	1,763,853

Distributions to Shareholders:
Distributions[1]	-
From net investment income		(130,991)
From net realized gain		(379,850)
Total		(510,841)

Capital Transactions:
Net proceeds from shares sold	7,564,162	13,690,066
Reinvestment of distributions	-	504,113
Cost of shares redeemed[2]	(4,207,795)	(6,990,046)
Net increase in net assets from capital transactions	3,356,367	7,204,133

Total increase in net assets	4,339,319	8,457,145

Net Assets:
Beginning of period	34,349,251	25,892,106
End of period[3]	$38,688,570	$34,349,251

Capital Share Transactions:
Shares sold	669,189	1,241,956
Shares reinvested	-	45,010
Shares redeemed	(370,618)	(638,241)
Net increase in capital share transactions	298,571	648,725

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	Net of redemption fee proceeds of $2,118 and $2,440, respectively.
[3]	End of period net assets includes accumulated undistributed net investment income of $22,639 for the year ended March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

Regal Total Return Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2018	For the Year Ended March 31,			For the Period May 27, 2014* through March 31,
	(Unaudited)	2018	2017	2016	2015
Net asset value, beginning of period	$11.12	$10.61	$9.86	$10.32	$10.00
Income from Investment Operations:
Net investment income[1]	0.03	0.06	0.05	0.03	0.03
Net realized and unrealized gain (loss)	0.27	0.64	0.74	(0.34)	0.31
Total from investment operations	0.30	0.70	0.79	(0.31)	0.34

Less Distributions:
From net investment income	-	(0.05)	(0.04)	(0.02)	(0.02)
From net realized gain	-	(0.14)	-	(0.13)	-
Total distributions	-	(0.19)	(0.04)	(0.15)	(0.02)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$11.42	$11.12	$10.61	$9.86	$10.32

Total return[3]	2.70%[4]	6.58%	7.97%	(2.96)%	3.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,689	$34,349	$25,892	$21,962	$22,448

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.96%[5]	2.15%	2.38%	2.26%	3.11%[5]
After fees waived and expenses absorbed	1.55%[5]	1.55%	1.55%	1.55%	1.55%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.07%[5]	(0.09)%	(0.35)%	(0.39)%	(1.24)%[5]
After fees waived and expenses absorbed	0.48%[5]	0.51%	0.48%	0.32%	0.32%[5]

Portfolio turnover rate	43%[4]	81%	104%	164%	158%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $100,000 or more. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Regal Total Return Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

Note 1 – Organization

Regal Total Return Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek positive total return. The Fund commenced investment operations on May 27, 2014.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

On July 19, 2018, the Board of Trustees of Investment Managers Series Trust II (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Regal Total Return Fund (the “Acquired Fund”), a series of the Trust, into the North Star Opportunity Fund (the “Acquiring Fund”), an existing series of Northern Lights Fund Trust II, subject to completion of certain due diligence reviews. The reorganization of the Acquired Fund is subject to approval by its shareholders. If shareholders of the Acquired Fund approve the reorganization, the reorganization is expected to take effect during the first quarter of 2019.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Regal Total Return Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Regal Total Return Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Regal Investment Advisors, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.55% of the average daily net assets of the Class A shares of the Fund. This agreement is in effect until August 1, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended September 30, 2018, the Advisor waived a portion of its advisory fees totaling $74,582. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At September 30, 2018, the amount of these potentially recoverable expenses was $596,524. The Advisor may recapture all or a portion of this amount no later than March 31 of the years stated below:

2019	$166,110
2020	184,063
2021	171,769
2022	74,582
Total	$596,524

Regal Total Return Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended September 30, 2018, are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended September 30, 2018, the Fund’s allocated fees incurred for Trustees who are not affiliated with the und’s co-administrators are reported on the Statement of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2018, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At September 30, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$37,611,568

Gross unrealized appreciation	$2,694,334
Gross unrealized depreciation	(1,670,303)

Net unrealized appreciation on investments	$1,024,031

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Regal Total Return Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

As of March 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$104,488
Undistributed long-term capital gains	940,444
Tax accumulated earnings	1,044,932

Accumulated capital and other losses	-
Net unrealized appreciation on investments	1,123,453
Total accumulated earnings	$2,168,385

The tax character of the distributions paid during the fiscal years ended March 31, 2018 and March 31, 2017 were as follows:

Distribution paid from:	2018	2017
Ordinary income	$184,913	$78,341
Net long term capital gains	325,928	-
Total distributions paid	$510,841	$78,341

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase. For the six months ended September 30, 2018 and the year ended March 31, 2018, the Fund received $2,118 and $2,440 respectively, in redemption fees.

Note 6- Investment Transactions

For the six months ended September 30, 2018, purchases and sales of investments, excluding short-term investments, were $14,520,184 and $15,572,931, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended September 30, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 - Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to the Fund’s shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of its average daily net assets, payable to the Distributor.

For the six months ended September 30, 2018, distribution fees incurred are disclosed on the Statement of Operations.

Regal Total Return Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Regal Total Return Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$24,204,649	$-	$-	$24,204,649
Exchange-Traded Funds	8,214,578	-	-	8,214,578
Short-Term Investments	6,216,372	-	-	6,216,372
Total Assets	$38,635,599	$-	$-	$38,635,599

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any securities requiring disclosure.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Regal Total Return Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on July 19, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Regal Investment Advisors, LLC (the “Investment Advisor”) with respect to the Regal Total Return Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Morningstar Moderate Target Risk Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Allocation—50% to 70% Equity fund universe (the “Fund Universe”) for the one- and three-year periods ended April 30, 2018; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and the Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. The Board noted that the Investment Advisor was proposing to reorganize the Fund out of the Trust into an existing series of another mutual fund family managed by another investment advisor. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the total return of the Fund for the one-year period was above the Peer Group median return, but below the Fund Universe median return and the Morningstar Moderate Target Risk Index return by 0.26% and 1.01%, respectively. The Fund’s annualized total return for the three-year period was below the Peer Group median return by 0.79%, the Fund Universe median return by 1.84%, and the Morningstar Index return by 2.39%. The Trustees noted the Investment Advisor’s explanation that the Fund’s underperformance relative to the Morningstar Index was to be expected given the Fund’s focus on risk mitigation and volatility reduction, and that the Fund’s cash position, which was significant because of the Investment Advisor’s belief that there were not sufficient opportunities for investment, detracted from the Fund’s performance over the one-year period. The Trustees also considered Broadridge’s observation that while the Fund’s equity exposure tends to be in line with the Fund Universe average, the Fund has held larger positions in small-cap and value stocks, which have generally underperformed large-cap and growth stocks, respectively, over recent periods.

Regal Total Return Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.10% and 0.40%, respectively. The Trustees considered that the Investment Advisor’s investment process includes: (i) a “dividend plus” strategy; (ii) a U.S. all-cap equity strategy; (iii) an international all-cap equity strategy; (iv) a tactical commodity/currency ETF strategy; and (v) a tactical fixed income strategy, and they considered the Investment Advisor’s belief that such diverse and complex strategies, combined with the Fund’s focus on risk mitigation and volatility reduction, generally require more work than funds in the Peer Group. The Trustees noted that the Fund’s advisory fee was lower than the fee charged by the Investment Advisor to other clients to manage separate accounts using the same strategies as the Fund.

The meeting materials indicated that the annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group median and Fund Universe median by 0.11% and 0.61%, respectively. The Trustees considered that the annual total expenses of the Fund were likely above those of its peer funds as a result of the Fund’s higher investment advisory fee. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were smaller than the average net assets of corresponding classes of funds in the Peer Group, and significantly smaller than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended April 30, 2018, noting that the Investment Advisor had waived a significant portion of its advisory fee with respect to the Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Regal Total Return Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Regal Total Return Fund

EXPENSE EXAMPLE

For the Six Months Ended September 30, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Regal Total Return Fund	4/1/18	9/30/18	4/1/18 – 9/30/18
Actual Performance	$1,000.00	$1,027.00	$7.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.30	$7.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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Regal Total Return Fund

A series of Investment Managers Series Trust II

Investment Advisor

Regal Investment Advisors, LLC

2687 44th St SE

Kentwood, Michigan 49512

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Regal Total Return Fund – Class A	RTRTX	46141T 307

Privacy Principles of the Regal Total Return Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Regal Total Return Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 66REGAL (73425) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (844) 66REGAL (73425) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (844) 66REGAL (73425). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 66REGAL (73425).

Regal Total Return Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (844) 66REGAL (73425)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)		/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/07/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/07/18

By (Signature and Title)		/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	12/07/18